Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2020
Labor and social obligations
Components of labor and social obligations

	2020	2019
Salaries payable	7,489	4,235
Social charges payable (i)	8,103	5,906
Accrued vacation	3,675	1,972
Accrual for bonus	7,408	4,668
Other	110	3
Total	26,785	16,784
(i)	Comprised of contributions to Social Security (“INSS”) and to Government Severance Indemnity Fund for Employees (“FGTS”) as well as withholding income tax (“IRRF”) over salaries.